Acquisitions and Dispositions - Additional Information (Detail) $ in Millions, $ in Millions										1 Months Ended	12 Months Ended
	Dec. 20, 2018 USD ($)	Jun. 11, 2018 USD ($)	Apr. 27, 2018	Mar. 20, 2018	Feb. 06, 2018	Dec. 14, 2017	Nov. 22, 2017	Jul. 17, 2017	Feb. 23, 2017 USD ($)	Mar. 31, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Nov. 23, 2018 USD ($)	Nov. 02, 2018 USD ($)	Oct. 14, 2016 USD ($)	Jul. 25, 2016 USD ($)
Cerro Bandera [member]
Disclosure of detailed information about business combination [Line Items]
Profit from assignment agreement												$ 284
Bajo del Toro [member]
Disclosure of detailed information about business combination [Line Items]
Aforementioned investments													$ 30.0
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of detailed information about business combination [Line Items]
Profit from exploitation agreement												$ 1,167
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member] | Aguada Pichana East (APE) [Member]
Disclosure of detailed information about business combination [Line Items]
Equity interest in joint operation								22.50%			22.50%	22.50%
Change in ownership stake, percentage								4.77%			(4.77%)	(4.77%)
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member] | Aguada Pichana Oeste (APO) [member]
Disclosure of detailed information about business combination [Line Items]
Equity interest in joint operation								30.00%			30.00%	30.00%
Change in ownership stake, percentage								2.73%			2.73%	2.73%
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member] | Aguada De Castro (ACA) [Member]
Disclosure of detailed information about business combination [Line Items]
Equity interest in joint operation								30.00%			30.00%	30.00%
Change in ownership stake, percentage								20.00%			(20.00%)	(20.00%)
YPF S.A. and PetroUruguay S.A. [member] | Equity in Aguada la Arena area [member]
Disclosure of detailed information about business combination [Line Items]
Participation interest percentage									20.00%		20.00%	20.00%
Participation interest transfer amount									$ 18.0
Participation interest increasing percentage									100.00%		100.00%	100.00%
YPF S.A. and PetroUruguay S.A. [member] | Rio Neuquen [member]
Disclosure of detailed information about business combination [Line Items]
Participation interest percentage											33.33%	33.33%
YPF EE [member]
Disclosure of detailed information about business combination [Line Items]
Participation in the capital stock											100.00%	100.00%
Subscription price											$ 275.0
Gain on revaluation												$ 11,980
Gain on dilution of interest												$ 13,552
Investment fair value evaluation period											1 year	1 year
YPF EE [member] | 0 to 1 year [member]
Disclosure of detailed information about business combination [Line Items]
Contribution made at closing date											$ 135.0
YPF EE [member] | Later than one year [member]
Disclosure of detailed information about business combination [Line Items]
Contribution receivable											$ 140.0
YPF EE [member] | 24 months from the closing date [Member]
Disclosure of detailed information about business combination [Line Items]
Contingent price evaluation percentage											33.33%	33.33%
YPF EE [member] | Subsequent Years [member]
Disclosure of detailed information about business combination [Line Items]
Contingent price evaluation percentage											16.67%	16.67%
YPF EE [member] | Top of range [member]
Disclosure of detailed information about business combination [Line Items]
Contingent price											$ 35.0
YPF EE [member] | GEFS Global Energy B V [member]
Disclosure of detailed information about business combination [Line Items]
Participation in the capital stock					24.99%	25.00%
Ownership interest				24.99%
YPF EE [member] | Group [member]
Disclosure of detailed information about business combination [Line Items]
Ownership interest											75.00001%	75.00001%
YPF [member]
Disclosure of detailed information about business combination [Line Items]
Revaluation of residual interest												$ 10,114
Loss on reversal of net profit of balance accrued from investment translation												$ 1,572
YPF [member] | YPF EE [member]
Disclosure of detailed information about business combination [Line Items]
Participation in the capital stock											72.69218%	72.69218%
Gain on revaluation												$ 11,879
Gain on dilution of interest												13,451
Revaluation of residual interest												$ 3,438
OPESSA [member] | YPF EE [member]
Disclosure of detailed information about business combination [Line Items]
Participation in the capital stock											2.30783%	2.30783%
Gain on revaluation												$ 101
Gain on dilution of interest												$ 101
PEPASA [member] | Petrobras Argentina S.A. [member]
Disclosure of detailed information about business combination [Line Items]
Capital and voting rights held											67.20%	67.20%
PEPASA [member] | YPF S.A. [member] | Areas in Providence of Neuquen [member]
Disclosure of detailed information about business combination [Line Items]
Guaranteed loan equivalent to the acquisition price																$ 140.0
Rio Neuquen [member]
Disclosure of detailed information about business combination [Line Items]
Equity interests in operating concessions participation percentage											33.33%	33.33%
Equity interests in operating concessions															$ 72.0
Equity interests in operating concessions participation percentage cancelled										33.33%
Rio Neuquen [member] | Cerro Bandera [member]
Disclosure of detailed information about business combination [Line Items]
Business acquisition percentage of equity interest			100.00%
Aguada de la Arena [member]
Disclosure of detailed information about business combination [Line Items]
Equity interests in operating concessions participation percentage											80.00%	80.00%
Equity interests in operating concessions															$ 68.0
Equity interests in operating concessions participation percentage cancelled										80.00%
YPF And Oilstone Energia S.A [member] | Cerro Bandera [member]
Disclosure of detailed information about business combination [Line Items]
Consideration amount											$ 14.0
Business acquisition percentage of equity interest							100.00%
YPF And Oilstone Energia S.A [member] | Al Surdel Dorsal [member]
Disclosure of detailed information about business combination [Line Items]
Equity interests in operating concessions	$ 12.0
Business acquisition percentage of equity interest	100.00%
Oil Combustibles SA [member]
Disclosure of detailed information about business combination [Line Items]
Consideration amount														$ 85.0
Net assets acquired														$ 63.0
YPF And Petrleos Sudamericanos SA [member] | Bajodel Piche Barrancade Los Loros ElMedanito And ElSantiagueo [member]
Disclosure of detailed information about business combination [Line Items]
Equity interests in operating concessions		$ 22.3
Business acquisition percentage of equity interest		100.00%